Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2011
Supplemental Cash Flow Information
Supplemental Cash Flow Information

9. Supplemental Cash Flow Information

The following table provides information regarding the net changes in components of operating assets and liabilities.

	Six Months Ended June 30,
	2011	2010
Decrease (increase) in:
Accounts receivable	$(54,810)	$4,870
Inventories	(33,847)	(45,008)
Other current assets	(1,727)	(1,042)
Increase (decrease) in:
Accounts payable	37,167	5,302
Accrued liabilities	4,182	(2,574)

Net changes in components of operating assets and liabilities	$(49,035)	$(38,452)

Payments of interest and commitment fees were $17.6 million and $6.1 million for the six months ended June 30, 2011 and 2010, respectively.

At June 30, 2011, we had incurred liabilities for fixed asset and intangible asset additions totaling $0.9 million that had not been paid at the end of the second quarter, and, therefore, are not included in the caption "Payments to acquire fixed and intangible assets" under investing activities on the Unaudited Condensed Consolidated Statements of Cash Flows. At June 30, 2010, we had incurred $1.1 million of such liabilities that had not been paid at that date and are not included in "Payments to acquire fixed and intangible assets" and "Other, net" under investing activities.